Accounting Changes - Consolidated Statement of Operations and Comprehensive Income (Loss) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost of sales
Cost of sales before fair value adjustments	$ 7,654	$ 2,040
Fair value adjustments
Unrealized change in fair value of biological assets	(11,568)	(7,637)
Realized fair value adjustments on inventory sold in the year	8,349	2,449
Total fair value adjustments	(3,219)	(5,188)
Gross profit	11,268	7,230
Original Accounting Policy [member]
Cost of sales
Cost of sales before fair value adjustments	2,942	609
Production costs	7,145	3,983
Total cost of sales	10,087	4,592
Gross profit (loss) before fair value adjustments	5,616	(510)
Fair value adjustments
Unrealized change in fair value of biological assets	(18,713)	(11,620)
Realized fair value adjustments on inventory sold in the year	13,061	3,880
Total fair value adjustments	(5,652)	(7,740)
Gross profit	11,268	7,230
New Accounting Policy [member]
Cost of sales
Cost of sales before fair value adjustments	7,654	2,040
Total cost of sales	7,654	2,040
Gross profit (loss) before fair value adjustments	8,049	2,042
Fair value adjustments
Unrealized change in fair value of biological assets	(11,568)	(7,637)
Realized fair value adjustments on inventory sold in the year	8,349	2,449
Total fair value adjustments	(3,219)	(5,188)
Gross profit	$ 11,268	$ 7,230